Capital Commitments	12 Months Ended
Dec. 31, 2010
Capital Commitments [Abstract]
Capital Commitments

(19)	Capital Commitments

As of December 31, 2010, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,124,971 (US$170,450).

As of December 31, 2010, commitments outstanding for the purchase of polysilicon approximated RMB 16,112,104 (US$2,441,228).

Under the multi-year supply agreements, the Company is only obligated to pay the supplier for the purchase price of polysilicon after the Company orders and takes delivery of the goods supplied. None of the Company’s supply agreements are structured as “take or pay” agreements.